Debt	12 Months Ended
Apr. 30, 2021
Debt Disclosure [Abstract]
Debt

3. Debt

The following table summarizes components debt as of April 30, 2021 and 2020:

Schedule of Debt

	2021	2020	Interest Rate

Secured lender	$1,000,000	$1,000,000	8.00%
Notes payable – related parties	22,860	15,000	0.0%
Demand notes payable	—	7,860	0.0%
U.S. SBA loan	1,885,800	—	1.0%
U.S. SBA loan	500,000	—	3.75%
U.S. SBA loan	1,885,800	—	1.0%
Loan payable – bank	34,324	34,324	5.5%
Total debt	5,328,784	1,057,184
Less: current portion of long-term debt	2,942,984	1,057,184
Total long-term debt	$2,385,800	$—

As of April 30, 2021 and 2020, the Company owed its principal lender (“Lender”) $1,000,000 under a loan and security agreement (“Loan”) dated April 28, 2011, that was amended on July 26, 2014 and again on October 31, 2017, October 31, 2020, January 31, 2021 and April 30, 2021. The Lender was the largest shareholder of the Company owning 32.6% of the shares issued and outstanding as of April 30, 2020. However, with the purchase of Netcapital Funding Portal Inc., the Lender owns less than 10% of the Company and is no longer considered a related party.

The Loan was amended on October 31, 2020 to change the maturity date to January 31, 2021, and increase the interest rate from 1.25% to 8% per annum. The Loan has been further amended to change the maturity date to April 30, 2023.

In connection with the financing, the Company has agreed to certain restrictive covenants, including, among others, that the Company may not convey, sell, lease, transfer or otherwise dispose of any part of its business or property, except as permitted in the agreement, dissolve, liquidate or merge with any other party unless, in the case of a merger, the Company is the surviving entity, incur any indebtedness except as defined in the agreement, create or allow a lien on any of its assets or collateral that has been pledged to the Lender, make any loans to any person, except for prepaid items or deposits incurred in the ordinary course of business, or make any material capital expenditures. To secure the payment of all obligations to the Lender, the Company granted to the Lender a continuing security interest and first lien on all of the assets of the Company.

As of April 30, 2021 and 2020, the Company’s related-party unsecured notes payable totaled $22,860 and $15,000, respectively. Demand notes payable totaled $0 and $7,860 as of April 30, 2021 and 2020. The demand notes totaling $7,860 were determined to be related party notes as of the date of the acquisition of Netcapital Funding Portal Inc. (“Funding Portal”) because the notes are from a board member of the Funding Portal and the former parent of the Funding Portal, which is now the Company’s largest shareholder, owning 1,671,360 shares of common stock of the Company, or 76.7% as of April 30, 2021.

The Company also owes $34,324 as of April 30, 2021 and 2020 to Chase Bank. For the loan from Chase Bank, the Company pays interest only on a monthly basis, which is calculated at a rate of 5.5% per annum.

On May 6, 2020, the Company borrowed $1,885,800 (the “May Loan”), on June 17, 2020 the Company borrowed $500,000 (the “June Loan”), and on February 2, 2021, the Company borrowed $1,885,800 (the “February Loan”) from an SBA loan program.

The May loan bears interest at a rate of 1% per annum and the SBA has postponed any installment payments until September 6, 2021. The Company is applying for forgiveness of the May Loan and believes it will be forgiven in its entirety.

The June Loan requires installment payments of $2,437 monthly, beginning on June 17, 2021, over a term of thirty years. However, the SBA has postponed the first installment payment for 12 months. Interest accrues at a rate of 3.75% per annum. The Company agreed to grant a continuing security interest in its assets to secure payment and performance of all debts, liabilities, and obligations to the SBA. The June Loan was personally guaranteed by the Company’s Chief Financial Officer.

The February loan bears interest at a rate of 1% per annum and the due date of the first payment is May 22, 2022. The Company plans to apply for forgiveness of the February Loan and believes will be forgiven in its entirety.

In fiscal 2020, the Company received a $10,000 advance from the U.S. Small Business Administration (“SBA”) in conjunction with an Economic Injury Disaster Loan application. Based upon SBA information regarding the advance payments that were made to U.S. businesses, the Company considers the $10,000 received as a grant and recorded the $10,000 as other income.

As of April 30, 2021 future payments under debt obligations over each of the next five years and thereafter were as follows:

Schedule of future payments under short-and long-term debt agreements
Twelve months ended April 30:
2022	$2,942,984
2023	1,895,950
2024	11,478
2025	11,916
2026	12,370
Thereafter	454,086
Minimum future payments of principal	$5,328,800